Award Timing Disclosure	12 Months Ended
Dec. 28, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Equity Grants
The Compensation Committee determined that, beginning in 2023, annual equity grants, including LTIP PSUs, stock options and RSUs, to executive officers would be made in the first quarter of each year to facilitate cohesive award communication to participants and better align with prevalent market practice. The exercise price for all stock option grants is set no lower than the average of the high and low price of a share as quoted on the New York Stock Exchange Composite Tape on the date of grant.
The Compensation Committee may occasionally make off-cycle grants during the year. Such off-cycle grants typically relate to promotions, hiring, acquisitions, or other significant business events that have a meaningful impact on our ability to recruit or retain management talent. The Compensation Committee has also delegated authority to the Company’s CEO to make annual grants and occasional off-cycle grants to employees who are not Section 16 officers of the Company and to cancel, modify, waive rights with respect to, alter, discontinue, suspend or terminate such awards. The grant date for any grants made by the Company’s CEO is either the date the grant authorization is signed by the CEO, or a later date specified in the grant authorization.
Under the Company’s employee stock purchase plan, eligible employees, including the named executive officers, may purchase shares at a discount, with purchase dates generally on the last business day of each month using payroll deductions that occurred during that month.
We neither backdate equity awards, nor grant spring-loaded equity awards (i.e., we do not make equity grants shortly before announcing market-moving information with better-than-expected results or the disclosure of a significant transaction). The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity grants, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2024, no stock options were granted to named executive officers during the period beginning four business days before and ending one business day after the filing of any periodic or current report that discloses material nonpublic information.

Award Timing Method
The Compensation Committee determined that, beginning in 2023, annual equity grants, including LTIP PSUs, stock options and RSUs, to executive officers would be made in the first quarter of each year to facilitate cohesive award communication to participants and better align with prevalent market practice. The exercise price for all stock option grants is set no lower than the average of the high and low price of a share as quoted on the New York Stock Exchange Composite Tape on the date of grant.
The Compensation Committee may occasionally make off-cycle grants during the year. Such off-cycle grants typically relate to promotions, hiring, acquisitions, or other significant business events that have a meaningful impact on our ability to recruit or retain management talent. The Compensation Committee has also delegated authority to the Company’s CEO to make annual grants and occasional off-cycle grants to employees who are not Section 16 officers of the Company and to cancel, modify, waive rights with respect to, alter, discontinue, suspend or terminate such awards. The grant date for any grants made by the Company’s CEO is either the date the grant authorization is signed by the CEO, or a later date specified in the grant authorization.
Under the Company’s employee stock purchase plan, eligible employees, including the named executive officers, may purchase shares at a discount, with purchase dates generally on the last business day of each month using payroll deductions that occurred during that month.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
We neither backdate equity awards, nor grant spring-loaded equity awards (i.e., we do not make equity grants shortly before announcing market-moving information with better-than-expected results or the disclosure of a significant transaction). The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity grants, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2024, no stock options were granted to named executive officers during the period beginning four business days before and ending one business day after the filing of any periodic or current report that discloses material nonpublic information.

MNPI Disclosure Timed for Compensation Value	false